Summary of Changes in Warrants (Details)			12 Months Ended
	Apr. 20, 2023 shares $ / shares	Apr. 20, 2023 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants, Issued	333	333		333	333
Weighted Average Exercise Price, Issued | (per share)	$ 1.86	$ 2.50		$ 2.21	$ 3.00
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of purchase share outstanding, Beginning of the period			10,003,454	5,556,054	5,556,054	4,077,508
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares			$ 3.93		$ 11.05	$ 11.65
Warrants, Issued				6,963,840	6,963,840	1,480,545
Weighted Average Exercise Price, Issued | $ / shares					$ 0.90	$ 9.40
Warrants, Expired			(3,046,340)	(2,509,712)	(2,509,712)	(2,000)
Weighted Average Exercise Price, Expired | $ / shares			$ 10.89		$ 11.25	$ 10.85
Warrants, Excercised				(6,728)	(6,728)
Weighted Average Exercise Price, Exercised | $ / shares					$ 0.45
Number of purchase share outstanding, Ending of the period			6,957,114	10,003,454	10,003,454	5,556,054
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares			$ 0.89		$ 3.93	$ 11.05